GOODWILL - Projection (Details) - Leasing Bogota Panama S.A.	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate after taxes	11.80%
Growth rate after ten years	3.00%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.40%	11.00%
Borrowing rate	2.90%	2.70%
Growth in income from commissions	2.00%	6.50%
Growth in expenses	5.30%	6.10%
Discount rate after taxes	11.80%	11.30%
Growth rate after ten years	3.00%	3.00%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.40%	11.00%
Borrowing rate	3.00%	2.80%
Growth in income from commissions	7.70%	8.30%
Growth in expenses	6.20%	6.20%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.40%	11.00%
Borrowing rate	3.00%	2.90%
Growth in income from commissions	8.00%	8.20%
Growth in expenses	5.80%	6.70%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.30%	11.00%
Borrowing rate	3.00%	3.00%
Growth in income from commissions	7.80%	8.20%
Growth in expenses	6.00%	6.70%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.30%	11.10%
Borrowing rate	3.00%	3.00%
Growth in income from commissions	7.70%	8.30%
Growth in expenses	6.30%	6.80%